Selected Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure (unaudited) [Abstract]
Quarterly Financial Information
Selected Quarterly Financial Information

The following table sets forth the historical unaudited quarterly financial data for the periods indicated. The information for each of these periods has been prepared on the same basis as the audited consolidated financial statements and, in our opinion, reflects all adjustments necessary to fairly present our financial results. Operating results for previous periods do not necessarily indicate results that may be achieved in any future period.

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in millions, except per share data)
Revenues	$2,074	$2,291	$2,253	$2,288	$8,906
Operating income	279	406	385	362	1,432
Net income	163	217	164	225	769
Net income attributable to Hilton stockholders	161	217	162	224	764
Basic earnings per share(1)	$0.51	$0.72	$0.55	$0.76	$2.53
Diluted earnings per share(1)	$0.51	$0.71	$0.54	$0.75	$2.50

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in millions, except per share data)
Revenues	$1,896	$2,076	$2,091	$2,068	$8,131
Operating income	217	324	332	259	1,132
Net income	48	151	160	730	1,089
Net income attributable to Hilton stockholders	47	150	158	729	1,084
Basic earnings per share(1)	$0.14	$0.46	$0.49	$2.29	$3.34
Diluted earnings per share(1)	$0.14	$0.46	$0.49	$2.27	$3.32
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(1)	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.